FAIR VALUE MEASUREMENT - Summary of assets measured at fair value on a recurring basis (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt investments-short term investment		¥ 6,727,493	¥ 1,328,342
Available-for-sale debt investments-Long term investment	[1]	525,373	1,181,693
Available-for-sale Investments
Available-for-sale debt investments
Original cost		7,248,150	2,502,360
Unrealized gains		4,716	7,675
Unrealized loss		0	0
Provision for decline in value		0	0
Available-for-sale debt investments-Total		7,252,866	2,510,035
Available-for-sale Investments | Short-term Investments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt investments-short term investment		6,727,493	1,328,342
Available-for-sale debt investments
Original cost		6,726,150	1,321,090
Unrealized gains		1,343	7,252
Unrealized loss		0	0
Provision for decline in value		0	0
Available-for-sale Investments | Long-term Investments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt investments-Long term investment		525,373	1,181,693
Available-for-sale debt investments
Original cost		522,000	1,181,270
Unrealized gains		3,373	423
Unrealized loss		0	0
Provision for decline in value		0	0
Available-for-sale Investments | Fair Value, Recurring [Member]
Available-for-sale debt investments
Available-for-sale debt investments-Total		7,252,866	2,510,035
Available-for-sale Investments | Fair Value, Recurring [Member] | Short-term Investments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt investments-short term investment		6,727,493	1,328,342
Available-for-sale Investments | Fair Value, Recurring [Member] | Long-term Investments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt investments-Long term investment		525,373	1,181,693
Quoted prices in active market for identical assets | Available-for-sale Investments | Fair Value, Recurring [Member]
Available-for-sale debt investments
Available-for-sale debt investments-Total		104,259	0
Quoted prices in active market for identical assets | Available-for-sale Investments | Fair Value, Recurring [Member] | Short-term Investments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt investments-short term investment		104,259	0
Quoted prices in active market for identical assets | Available-for-sale Investments | Fair Value, Recurring [Member] | Long-term Investments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt investments-Long term investment		0	0
Significant other observable inputs | Available-for-sale Investments | Fair Value, Recurring [Member]
Available-for-sale debt investments
Available-for-sale debt investments-Total		7,148,607	2,510,035
Significant other observable inputs | Available-for-sale Investments | Fair Value, Recurring [Member] | Short-term Investments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt investments-short term investment		6,623,234	1,328,342
Significant other observable inputs | Available-for-sale Investments | Fair Value, Recurring [Member] | Long-term Investments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt investments-Long term investment		525,373	1,181,693
Significant unobservable inputs | Available-for-sale Investments | Fair Value, Recurring [Member]
Available-for-sale debt investments
Available-for-sale debt investments-Total		0	0
Significant unobservable inputs | Available-for-sale Investments | Fair Value, Recurring [Member] | Short-term Investments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt investments-short term investment		0	0
Significant unobservable inputs | Available-for-sale Investments | Fair Value, Recurring [Member] | Long-term Investments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt investments-Long term investment		¥ 0	¥ 0

[1]	Long-term available-for-sale debt investments are reported at fair value. Please refer to debt securities investments described in Note 2.